Report of Directors Financial Review Risk Report - Changes in expected credit losses and other credit impairment (Details) - Allowance for ECL - Financial instruments including loan commitments and financial guarantees - GBP (£)
£ in Millions
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	£ 163	£ 164
Discontinued operations
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	0	5
Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	£ 163	£ 169